October 6, 2005

Supplement

SUPPLEMENT DATED OCTOBER 6, 2005 TO THE PROSPECTUS OF
MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Dated December 30, 2004

The third paragraph of the section of the Prospectus titled "Fund Management" is hereby replaced by the following:

The Fund's portfolio is managed within the Global Research Group. Current members of the team include Sandra Yeager, Anne Marie Fleurbaaij, Zhixin Shu, Doriana Russo, Katia Levy-Thevenon and Rodderick M. Bridge.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

37908SPT-02